Lease (Details) - Schedule of supplemental balance sheet information related to operating leases	Dec. 31, 2022 USD ($)
Schedule of supplemental balance sheet information related to operating leases [Abstract]
Right-of-use assets	$ 424,999
Operating lease liabilities – current	277,036
Operating lease liabilities - non-current	158,650
Total operating lease liabilities	$ 435,686